Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assumptions used for the models
	Ami Sagy*	US investors - 2019 agreement
	2020	2020
Probability	3%	3%

Expected volatility	71.19%	70.78%
Risk free interest rate	0.12%	0.12%
Expected term (years)	1.68	1.68

Schedule of level 3 anti-dilution instrument
	2021	2020
Opening balance as of beginning of year	$(28)	$(68)
Exercise of anti-dilution derivatives	-	-
Gain from changes in fair value of financial instruments	28	40
Closing balance as of end of year	$-	$(28)